Sextant Core Fund
Sextant Core Fund
Investment Objective
Long-term appreciation and capital preservation.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.
Shareowner Fees
Shareholder Fees	Sextant Core Fund Sextant Core Fund USD ($)
Shareowner Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Core Fund Sextant Core Fund
Management Fees (vary with performance)	0.43%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.80%	[1]
[1]	Restated to reflect the ending of the Distribution (12b-1) Fees, as approved by the Board of Trustees on March 14, 2017.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Sextant Core Fund | Sextant Core Fund | USD ($)	82	255	444	990

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.77% of the average value of its portfolio.
Principal Investment Strategies
The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities with maturities of less than three years, including money market instruments and cash. When selecting equities, the Fund follows a value investment style and principally invests in income-producing securities of companies with market capitalizations greater than $5 billion.
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes.

Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Core Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
[1]	For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.

Best Quarter	Q2 2009	9.85%
Worst Quarter	Q4 2008	-9.23%

The year-to-date return as of the most recent calendar quarter (which ended March 31, 2017) was 4.47%.
Average Annual Total Returns
The table below presents the average annual returns for the Core Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2016
Average Annual Total Returns - Sextant Core Fund	1 Year	5 Year	Life of Fund	Inception Date
Sextant Core Fund	4.22%	4.41%	3.55%	Mar. 30, 2007
Sextant Core Fund | Return after taxes on distributions	3.90%	3.76%	3.00%	Mar. 30, 2007
Sextant Core Fund | Return after taxes on distributions and sale of Fund shares	2.71%	3.65%	2.87%	Mar. 30, 2007
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	7.68%	7.37%	4.96%	Mar. 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.